Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

5. Stockholders’ Equity

2011 Equity Incentive Plan

The Company’s 2011 Equity Incentive Plan, as amended and restated (the “Plan”) is designed and utilized to enable the Company to offer its employees, officers, directors, consultants and others whose past, present and/or potential contributions to the Company have been, are or will be important to the success of the Company, an opportunity to acquire a proprietary interest in the Company. A total of 8,000,000 shares of common stock are eligible for issuance under the Plan. The Plan provides for the grant of any or all of the following types of awards: stock options, restricted stock, deferred stock, stock appreciation rights and other stock-based awards. The Plan is administered by the Company’s Board of Directors or, at the Board's discretion, a committee of the Board.
The fair value of options and warrants is estimated on the date of grant using the Black-Scholes option pricing model. The valuation determined by the Black-Scholes option pricing model is affected by the Company’s stock price as well as assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to, expected stock price volatility over the term of the awards, and actual and projected employee stock option exercise behaviors. The risk free rate is based on the U.S. Treasury rate for the expected life at the time of grant, volatility is based on the average long-term implied volatilities of peer companies, the expected life is based on the estimated average of the life of options and warrants using the simplified method, and forfeitures are estimated on the date of grant based on certain historical data. The Company utilizes the simplified method to determine the expected life of the options and warrants due to insufficient exercise activity during recent years as a basis from which to estimate future exercise patterns. The expected dividend assumption is based on the Company’s history and expectation of dividend payouts.
Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Stock Options

Options granted under the Plan expire at various times, either five, seven or ten years from the date of grant, depending on the particular grant.
The Company did not grant any stock options during the Current Quarter.
A summary of the Company’s stock options for the Current Quarter is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	404,000	$6.67	2.89	$1,472,000
Granted	—	—
Canceled	—	—
Exercised	—	—
Expired/Forfeited	(1,250)	(4.00)
Outstanding and expected to vest at March 31, 2015	402,750	$5.36	2.64	$1,465,000
Exercisable at March 31, 2015	307,750	$4.69	2.10	$1,327,000

The preceding table does not include options to purchase 576 shares of Common Stock for $728 per share issued under the Company’s former equity plan. The Company does not expect to issue any equity awards under this plan.
Compensation expense related to stock options for the Current Quarter and the Prior Year Quarter was $17,000 and $11,000, respectively. Total unrecognized compensation expense related to unvested stock options at March 31, 2015 amounts to $83,000 and is expected to be recognized over a weighted average period of 1.27 years.
The following table summarizes the Company’s stock option activity for non-vested options for the Current Quarter:

	Number of Options	Weighted Average Grant Date Fair Value
Balance at January 1, 2015	95,000	$1.43
Granted	—	—
Vested	—	—
Forfeited or Canceled	—	—
Balance at March 31, 2015	95,000	$1.43

Warrants

Warrants granted under the Plan expire at various times, either five, seven or ten years from the date of grant, depending on the particular grant.
A summary of the Company’s warrants for the Current Quarter is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	2,219,543	$6.07	4.23	$6,497,413
Granted	—	—
Canceled	—	—
Exercised	—	—
Expired/Forfeited	—	—
Outstanding at March 31, 2015	2,219,543	$6.07	3.98	$6,497,413
Exercisable at March 31, 2015	2,219,543	$6.07	3.98	$6,497,413
The Company did not grant any warrants to purchase share of Common Stock during the Current Quarter.
No compensation expense was recorded in the Current Quarter or Prior Year Quarter related to warrants.

Restricted Stock

A summary of the Company’s restricted stock for the Current Quarter is as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2015	3,208,410	$4.46
Granted	43,167	9.00
Canceled	—	—
Vested	(45,667)	6.94
Expired/Forfeited	(5,375)	6.23
Outstanding at March 31, 2015	3,200,535	$4.48

On January 1, 2015, the Company issued to a non-executive employee 25,000 shares of restricted stock. The shares of restricted stock vest evenly over two years, whereby 50% shall vest on January 1, 2016 and 50% shall vest on January 1, 2017. Notwithstanding the foregoing, the grantee may extend the first anniversary of all or a portion of the restricted stock by six months and, thereafter one or more times may further extend such date with respect to all or a portion of the restricted stock until the next following November 30th or May 31st, as the case may be, by providing written notice of such election to extend such date with respect to all or a portion of the restricted stock prior to such date.
On January 6, 2015, the Company issued non-executive employees 18,167 shares of fully vested common stock.
Compensation expense related to restricted stock grants for the Current Quarter and Prior Year Quarter was $996,000 and $1,554,000, respectively. Total unrecognized compensation expense related to unvested restricted stock grants at March 31, 2015 amounts to $3,155,000 and is expected to be recognized over a weighted average period of 1.23 years.

Shares Available Under the Company’s 2011 Equity Incentive Plan

At March 31, 2015, there were 3,656,716 shares of Common Stock available for issuance under the Plan.

Shares Reserved for Issuance

At March 31, 2015, there were 6,279,585 shares of Common Stock reserved for issuance pursuant to unexercised warrants and stock options, or available for issuance under the Plan.

Dividends

The Company has not paid any dividends to date.

8. Stockholders’ Equity

Effective November 6, 2014, the Company amended its Certificate of Incorporation to increase the total number of authorized shares of capital stock which the Company shall have authority to issue from 26,000,000 shares, consisting of 25,000,000 shares of common stock and 1,000,000 shares of preferred stock, to 36,000,000 shares, consisting of 35,000,000 shares of common stock and 1,000,000 shares of preferred stock.
2013 Private Offering of Equity Securities
On June 5, 2013, in a private offering to accredited investors, who are affiliates of an existing shareholder and a director of the Company, the Company issued and sold an aggregate of 1,428,573 shares of its Common Stock and warrants to purchase an aggregate of 312,500 shares of the Company’s Common Stock for aggregate gross proceeds of $5,000,000 (the “Offering”). The warrants are exercisable at a price of $5.00 per share, at any time on or prior to June 5, 2018.
The Company concluded that there was a discounted component to the Offering, as compared to the then market value of its Common Stock, primarily due to the limited liquidity in the Company’s Common Stock. Based on the management’s analysis, the Company concluded that such discount was 10% and therefore grossed up the offering price based on the discount, resulting in a fair value of $3.86 per common share.
The fair value for the warrants was estimated to be $.12 for each warrant to purchase one share of Common Stock using the Black-Scholes option pricing model with the following assumptions:

Expected Volatility	22.5%
Expected Dividend Yield	0%
Expected Life Term	2.5
Risk-Free Interest Rate	0.39%

The proceeds of the Offering were accounted for as the par value of the Common Stock ($.001 per share) issued and the balance ($3.499 per share) as additional paid in-capital, inclusive of the value of the warrants.
2014 Private Offering of Equity Securities
On December 22, 2014, in a private offering to accredited investors, the Company issued and sold an aggregate of 1,086,667 shares of its Common Stock at a purchase price of $9.00 per share, for aggregate gross proceeds of $9,780,000 (the “2014 Private Offering”). The Company paid Young America Capital LLC (“Young America”) a placement fee of $474,600 in connection with the 2014 Private Offering (see Note 13, Related Party Transactions). Net proceeds, after the payment of placement fees and legal and other expenses of $486,000, amounted to $9,294,000.
2011 Equity Incentive Plan
The Company’s 2011 Equity Incentive Plan, as amended and restated (the “Plan”), is designed and utilized to enable the Company to provide its employees, officers, directors, consultants and others whose past, present and/or potential contributions to the Company have been, are or will be important to the success of the Company, an opportunity to acquire a proprietary interest in the Company. A total of 5,000,000 shares of Common Stock are eligible for issuance under the Plan. The Plan provides for the grant of any or all of the following types of awards: stock options, restricted stock, deferred stock, stock appreciation rights and other stock-based awards. The Plan is administered by the Board, or, at the Board’s discretion, a committee of the Board.
Effective November 6, 2014, the Plan was amended to (a) increase the number of shares of Common Stock reserved and available for distribution under the Plan from 5,000,000 to 8,000,000, (b) increase the maximum number of shares with respect to Incentive Stock Options (as defined in the Plan) which may be granted under the Plan from 2,000,000 to 5,000,000, (c) increase the maximum number of shares of Common Stock with respect to which options or restricted stock may be granted to any participant from 2,000,000 to 5,000,000 and (d) provide for the award of cash bonuses to participants.
The fair value of options and warrants is estimated on the date of grant using the Black-Scholes option pricing model. The valuation determined by the Black-Scholes option pricing model is affected by the Company’s stock price as well as assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to, expected stock price volatility over the term of the awards, and actual and projected employee stock option exercise behaviors. The risk free rate is based on the U.S. Treasury rate for the expected life at the time of grant, volatility is based on the average long-term implied volatilities of peer companies, the expected life is based on the estimated average of the life of options and warrants using the simplified method, and forfeitures are estimated on the date of grant based on certain historical data. The Company utilizes the simplified method to determine the expected life of the options and warrants due to insufficient exercise activity during recent years as a basis from which to estimate future exercise patterns. The expected dividend assumption is based on the Company’s history and expectation of dividend payouts.
Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.
On April 1, 2013, the Company issued to management 1,270,000 shares of restricted stock. The vesting date of 1,075,000 shares of restricted stock was September 20, 2014, provided, however, that each such grantee has the right to extend the vesting date by six-month increments in his sole discretion, prior to the date the restrictions would lapse. The vesting date of 97,500 shares of restricted stock was September 30, 2014 and the vesting date of 97,500 shares of restricted stock is March 31, 2015. Notwithstanding the foregoing, each grantee may extend the first anniversary of all or a portion of the restricted stock by six months and, thereafter one or more times may further extend such date with respect to all or a portion of the restricted stock until the next following September 30th or March 31st, as the case may be, by providing written notice of such election to extend such date with respect to all or a portion of the restricted stock prior to such date. As of December 31, 2014, restrictions on 85,000 shares have lapsed and the remaining 1,185,000 shares are scheduled to vest on March 31, 2015. The Company repurchased 40,750 shares of restricted stock upon vesting to satisfy the grantees’ tax withholding obligations.
On April 1, 2013, the Company issued to non-management directors 100,000 shares of restricted stock. The vesting date of 50,000 shares of restricted stock was September 30, 2014 and the vesting date of 50,000 shares of restricted stock is March 31, 2015. Notwithstanding the foregoing, each grantee may extend the first anniversary of all or a portion of the restricted stock by six months and, thereafter one or more times may further extend such date with respect to all or a portion of the restricted stock until the next following September 30th or March 31st, as the case may be, by providing written notice of such election to extend such date with respect to all or a portion of the restricted stock prior to such date. As of December 31, 2014, restrictions on 10,000 shares have lapsed and 90,000 shares are scheduled to vest on March 31, 2015.
On May 1, 2013, the Company issued to non-executive employees 29,750 shares of restricted stock. The shares of restricted stock will vest evenly over 2 years, whereby 50% vested on April 30, 2014 and 50% shall vest on April 30, 2015.
On January 1, 2014, the Company issued to a member of management and a key employee an aggregate of 825,000 shares of restricted stock. The vesting date for 550,000 shares of restricted stock was July 1, 2014, and the remaining 275,000 shall vest evenly over the periods ending September 30, 2014, 2015 and 2016, provided, however, that each such grantee has the right to extend the vesting dates by six-month increments in their sole discretion, prior to the date the restrictions would lapse. As of December 31, 2014, restrictions on 2,500 shares have lapsed and 89,500 shares, 550,000 shares, 92,000 shares and 91,000 shares are scheduled to vest on March 31, 2015, July 1, 2015, September 30, 2015 and September 30, 2016, respectively. The Company repurchased 1,250 shares of restricted stock upon vesting to satisfy the grantee’s tax withholding obligations.
On January 1, 2014, the Company granted options to purchase an aggregate of 50,000 shares of Common Stock to a non-executive employee of the Company. The exercise price per share of the options is $5.00 per share, and 50% of the options will vest on each of the first and second anniversaries of the grant date. As of December 31, 2014, all of these options have been forfeited.
On April 1, 2014, the Company issued to non-management directors 50,000 shares of restricted stock. The shares of restricted stock will vest evenly over two years, whereby 50% shall vest on March 31, 2015 and 50% shall vest on March 31, 2016. Notwithstanding the foregoing, each grantee may extend the first anniversary of all or a portion of the restricted stock by six months and, thereafter one or more times may further extend such date with respect to all or a portion of the restricted stock until the next following September 30th or March 31st, as the case may be, by providing written notice of such election to extend such date with respect to all or a portion of the restricted stock prior to such date.
On May 15, 2014, the Company issued to certain executives and employees 557,475 shares of restricted stock. The shares of restricted stock will vest evenly over two years, whereby 50% shall vest on May 31, 2015 and 50% shall vest on May 31, 2016. Notwithstanding the foregoing, each grantee may extend the first anniversary of all or a portion of the restricted stock by six months and, thereafter one or more times may further extend such date with respect to all or a portion of the restricted stock until the next following September 30th or March 31st, as the case may be, by providing written notice of such election to extend such date with respect to all or a portion of the restricted stock prior to such date.
On May 15, 2014, the Company granted options to purchase an aggregate of 50,000 shares of Common Stock to a non-executive employee of the Company. The exercise price per share of the options is $7.50 per share, and 50% of the options will vest on each of May 15, 2015 and 2016.
On July 15, 2014, the Company issued to one of its directors 25,000 shares of restricted stock. The shares of restricted stock will vest evenly over two years, whereby 50% shall vest on March 31, 2015 and 50% shall vest on March 31, 2016. Notwithstanding the foregoing, the grantee may extend the first anniversary of all or a portion of the restricted stock by six months and, thereafter one or more times may further extend such date with respect to all or a portion of the restricted stock until the next following September 30th or March 31st, as the case may be, by providing written notice of such election to extend such date with respect to all or a portion of the restricted stock prior to such date.
On July 1, 2014, the Company granted options to purchase an aggregate of 35,000 shares of Common Stock to certain non-executive employees of the Company. The exercise price per share of the options is $7.50 per share, and 50% of the options will vest on each of June 30, 2015 and 2016.
On October 1, 2014, the Company issued to a non-executive employee 15,000 shares of restricted stock. The shares of restricted stock will vest evenly over two years, whereby 50% shall vest on March 31, 2015 and 50% shall vest on March 31, 2016. Notwithstanding the foregoing, the grantee may extend the first anniversary of all or a portion of the restricted stock by six months and, thereafter one or more times may further extend such date with respect to all or a portion of the restricted stock until the next following September 30th or March 31st, as the case may be, by providing written notice of such election to extend such date with respect to all or a portion of the restricted stock prior to such date.
On December 1, 2014, the Company granted options to purchase an aggregate of 10,000 shares of Common Stock to a non-executive employee of the Company. The exercise price per share of the options is $8.00 per share, and 50% of the options will vest on each of March 31, 2015 and 2016.
The fair value for the options was estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions:

	Year Ended December 31,
	2014	2013
Expected Volatility	24 – 29%	21 – 22%
Expected Dividend Yield	0%	0%
Expected Life (Term)	2.5 years	1 – 3 years
Risk-Free Interest Rate	0.58 – 0.70%	0.21 – 0.39%

The options that the Company granted under the Plan expire at various times, either five, seven or ten years from the date of grant, depending on the particular grant.
A summary of the Company’s stock options for the year ended December 31, 2014 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2014	343,125	$4.55	3.60	$—
Granted	145,000	6.67	—	—
Canceled	—	—	—	—
Exercised	(19,000)	3.58	—	—
Expired/Forfeited	(65,125)	4.55	—	—
Outstanding and expected to vest at December 31, 2014	404,000	$6.67	2.89	$1,472,000
Exercisable at December 31, 2014	309,000	$4.70	2.36	$1,334,000

The preceding table does not include options to purchase 576 shares of Common Stock for $728 per share issued under the Company’s former equity plan. The Company does not expect to issue any additional equity awards under this plan.
Compensation expense related to stock option grants for the Current Year and Prior Year was $51,000 and $69,000, respectively. Total unrecognized compensation expense related to unvested stock options at December 31, 2014 amounts to $112,000 and is expected to be recognized over a weighted average period of 1.6 years.
The following table summarizes the Company’s stock option activity for non-vested options for the year ended December 31, 2014:

	Number of Options	Weighted Average Grant Date Fair Value
Balance at January 1, 2014	38,625	$0.99
Granted	145,000	1.05
Vested	(24,500)	(0.99)
Forfeited or Canceled	(64,125)	(0.47)
Balance at December 31, 2014	95,000	$1.43

Warrants
A summary of the Company’s warrants for the year ended December 31, 2014 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2014	1,469,543	$3.05	—	$—
Granted	750,000	4.05	—	—
Canceled	—	—	—	—
Exercised	—	—	—	—
Expired/Forfeited	—	—	—	—
Outstanding at December 31, 2014	2,219,543	$6.07	4.23	$6,497,413
Exercisable at December 31, 2014	2,219,543	$6.07	4.23	$6,497,413

Compensation expense related to warrant grants for the Current Year and Prior Year was $0 and $33,000, respectively. Compensation expense related to warrants in the Prior Year is reported as stock-based compensation under operating expenses in the consolidated statements of operations.
The Company values warrants issued to non-employees at the commitment date at the fair market value of the instruments issued, a measure which is more readily available than the fair market value of services rendered, using the Black-Scholes option pricing model. The fair market value of the instruments issued is expensed over the requisite service period.
Compensation expense related to warrants in connection with a licensing agreement is amortized over the five year initial term of the license agreement and is recorded as a discount to licensing revenues. The stock-based licensing revenue-discount for the Current Year and Prior Year was $13,000 and $5,000, respectively. The Company fully amortized the remaining value of warrants due to the termination of the related license agreement during the Current Year.
On June 5, 2013, in connection with the Offering, the Company issued warrants to purchase 312,500 shares of Common Stock with an exercise price of $5.00 per share and a term of 5-years. The Company estimated the fair value of the warrants to be $38,000, using the Black-Scholes option pricing model. The fair value of the warrant was estimated as of the date of grant using the following assumptions: (1) expected volatility of 22.2%, (2) risk-free interest rate of 0.39% and (3) expected life of 2.5 years. The Company accounted for the fair value of the warrants as a cost of the offering resulting in a charge directly to stockholders’ equity.
On October 4, 2013, the Company issued to Adam Dweck (“AD”), an Executive Vice President of Earthbound, LLC (“Earthbound”) and the son of Jack Dweck, who is a principal of Earthbound and was on the Company’s board of directors through June 26, 2014 (see Note 13, Related Party Transactions), warrants to purchase 25,000 shares of Common Stock at an exercise price of $5.00 per share. The warrants were issued in connection with performance targets under a licensing agent agreement with AD and expire on August 2, 2016. On October 4, 2013, 12,500 warrants vested and, on October 4, 2014, the remaining 12,500 warrants vested upon achieving the second performance target. The Company estimated the fair value of the warrants to be $2,500, using the Black-Scholes option pricing model. The fair value of the warrant was estimated as of the date of grant using the following assumptions: (1) expected volatility of 22.2%, (2) risk-free interest rate of 0.39% and (3) expected life of 2.5 years. Compensation expense related to warrants in connection with the licensing agreement is amortized over the expected period in which the royalty targets will be met and is recorded as a royalty commission expense and netted with licensing revenues. The stock-based commission expense for the Current Year and Prior Year was $1,000 and $1,500, respectively.
On December 22, 2014, in connection with the acquisition of the H Halston Brands, the Company issued five year warrants to purchase up to an aggregate of 750,000 shares of the Company’s Common Stock at an exercise price of $12.00 per share. The warrants had a fair value of $611,000 using the Black-Scholes option pricing model with the following assumptions:

Expected Volatility	29%
Expected Dividend Yield	0%
Expected Life (Term)	2.5 years
Risk-Free Interest Rate	0.70%

A summary of the changes in the Company’s unvested warrants for the year ended December 31, 2014 is as follows:

	Number of Warrants	Weighted Average Grant Date Fair Value
Unvested balance at January 1, 2014	12,500	$0.10
Granted	750,000	0.82
Vested	(762,500)	(0.80)
Forfeited or Canceled	—	—
Unvested balance at December 31, 2014	—	$—

Restricted Stock
A summary of the Company’s restricted stock for the year ended December 31, 2014 is as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair value
Outstanding at January 1, 2014	2,026,554	$3.59
Granted	1,472,475	5.43
Canceled	—	—
Vested	(286,494)	3.33
Expired/Forfeited	(4,125)	4.30
Outstanding and expected to vest at December 31, 2014	3,208,410	$4.46

Compensation expense related to restricted stock grants for the Current Year and Prior Year was $5,100,000 and $4,741,000, respectively. Total unrecognized compensation expense related to unvested restricted stock grants at December 31, 2014 amounts to $3,785,000 and is expected to be recognized over a weighted average period of 1.6 years.
The following table provides information with respect to purchases by the Company of restricted stock during the Current Year and Prior Year.

Date	Total Number of Shares Purchased(a)	Actual Price Paid per Share	Number of Shares Purchased as Part of Publically Announced Plan	Fair value of Re-Purchased Shares
November 15, 2013	153,896	$3.86	—	$594,000
December 1, 2013	7,272	3.86	—	28,000
Total 2013	161,168	$3.86	—	$622,000
March 28, 2014	15,750	$4.00	—	$63,000
September 30, 2014	26,250	7.83	—	205,000
December 1, 2014	88,725	8.00	—	710,000
Total 2014	130,725	$7.49	—	$978,000

(a)
All of the shares of restricted stock in the preceding table were originally granted to employees and directors as restricted stock pursuant to the Plan. The shares reflected above as repurchased shares were relinquished by employees and directors in exchange for the Company’s agreement to pay federal and state and local withholding obligations on behalf of such employees and directors upon the vesting of restricted stock.

Shares Available Under the Company’s 2011 Equity Incentive Plan
At December 31, 2014, there were 3,693,258 shares of Common Stock available for issuance under the Plan.
Shares Reserved for Issuance
At December 31, 2014, there were 6,317,377 shares of Common Stock reserved for issuance pursuant to unexercised warrants and stock options, or available for issuance under the Plan.
Dividends
The Company has not paid any dividends to date.